INCOME TAX AND DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAX AND DEFERRED TAX [Abstract]
Income Tax Expense
The reconciliation between the charge computed for tax purposes and the income tax expense charged to the statement of comprehensive income in the years ended December 31, 2022, 2021 and 2020 is as follows:

	2022	2021	2020
Current income tax	(15,857,624)	(26,694,111)	(10,113,083)
Deferred income tax	(1,203,529)	1,883,262	(2,836,978)
Total income tax	(17,061,153)	(24,810,849)	(12,950,061)

Net Deferred Tax Assets and Liabilities
The analysis of the net deferred tax assets and liabilities is as follows:

	2022	2021
Deferred tax assets:
Deferred tax assets to be recovered after more than 12 months	3,626,709	7,846,119
Deferred tax assets to be recovered after less than 12 months	1,412,828	1,247,816
Deferred tax liabilities:
Deferred tax liabilities taxable after more than 12 months	(25,574,208)	(28,787,450)
Deferred tax liabilities taxable after less than 12 months	(686,246)	(323,873)
Deferred tax liabilities, net	(21,220,917)	(20,017,388)

Components of Net Deferred Tax Assets and Liabilities
The components of the net deferred tax assets and liabilities as of December 31, 2022, 2021 and 2020 are the following:

Deferred tax assets	Other receivables	Account receivables discounted value	Provisions for legal claims and other provisions	Financial leases	Contract liabilities	Tax loss carryforward	Tax inflation adjustment	Financial assets at fair value through profit or loss	Total
As of December 31, 2020	39,744	1,891	656,071	2,140,878	1,880,469	2,776	49,211	-	4,771,040
Charge in results	(39,744)	(115)	351,911	(133,032)	869,196	3,294,662	(19,983)	-	4,322,895
As of December 31, 2021	-	1,776	1,007,982	2,007,846	2,749,665	3,297,438	29,228	-	9,093,935
Charge in results	-	(1,776)	(366,049)	(562,847)	6,764	(3,297,438)	(16,667)	183,615	(4,054,398)
As of December 31, 2022	-	-	641,933	1,444,999	2,756,429	-	12,561	183,615	5,039,537

Deferred tax liabilities	Other receivables	Loans	Property, Plant and Equipment	Cash and cash equivalents	Inventories	Financial assets at amortized cost	Tax inflation adjustment	Other liabilities	Total
As of December 31, 2020	-	(58,641)	(15,369,172)	(3,047)	(98,569)	(592,588)	(10,549,673)	-	(26,671,690)
Charge in results	(5,226)	(104,771)	(6,035,973)	(30,571)	(28,274)	592,588	3,424,894	(252,300)	(2,439,633)
As of December 31, 2021	(5,226)	(163,412)	(21,405,145)	(33,618)	(126,843)	-	(7,124,779)	(252,300)	(29,111,323)
Charge in results	(114,164)	23,424	(1,417,423)	(392,781)	6,984	-	4,492,529	252,300	2,850,869
As of December 31, 2022	(119,390)	(139,988)	(22,822,568)	(426,399)	(119,859)	-	(2,632,250)	-	(26,260,454)

Effective Income Tax Rate Reconciliation
Income tax expense computed at the statutory tax rate on pre-tax income differs from the income tax expense for the years ended December 31, 2022, 2021 and 2020 as follows:

	2022	2021	2020
Pre tax income	49,378,955	65,583,161	22,612,275
Statutory income tax rate	35%	35%	30%
Pre tax income at statutory income tax rate	(17,282,634)	(22,954,106)	(6,783,682)
Tax effects due to:
- Restatement by inflation	2,968,108	11,276,529	6,159,982
- Tax loss variation	-	3,297,438	-
- Unrecognized tax loss carryforward	-	-	(5,988,032)
- Adjustment affidavit previous year	(82,082)	(131,655)	(26,677)
- Tax inflation adjustment	(2,717,831)	(7,678,237)	(8,159,343)
- Variation of tax rate	-	(7,955,019)	-
- Others	53,286	(665,799)	1,847,691
Total income tax	(17,061,153)	(24,810,849)	(12,950,061)